Balance Sheet Components (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 790,310	$ 475,553	$ 2,016,057
Other accrued liabilities	274,955	127,284	278,664
Accrued payroll and bonuses	678,331	791,280	550,660
Accounts payable and accrued liabilities	$ 1,743,596	$ 1,394,117	$ 2,845,381